Shareholder Report	3 Months Ended	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Advisors Preferred Trust
Entity Central Index Key		0001556505
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000159198
Shareholder Report [Line Items]
Fund Name		Quantified Alternative Investment Fund
Trading Symbol		QALAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$97	1.96%Footnote Reference*

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		1.96%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by -2.79% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund rose 0.21% for the third quarter, underperforming the S&P 500’s 5.89% gain. The Fund's cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund's NASDAQ futures hedging exposure and actively traded long-term government-bond futures negatively impacted performance during the quarter.

The Fund fell -2.99% for the fourth quarter of 2024, while the S&P 500 gained 2.41%. The Fund's cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund's NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to its performance for the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Alternative Investment Fund	-2.79%	3.75%	1.54%	2.37%
S&P 500® Index	8.44%	25.02%	14.53%	14.75%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 19,900,337	$ 19,900,337	$ 19,900,337
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount		$ 104,904
InvestmentCompanyPortfolioTurnover		331.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,900,337 Number of Portfolio Holdings43 Advisory Fee $104,904 Portfolio Turnover331%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.3%
Open End Funds	29.6%
Exchange-Traded Funds	57.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Global Financials ETF	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	5.1%
First American Government Obligations Fund, Class Z	4.9%
Fidelity Government Portfolio, Class I	4.9%
iShares Global Consumer Discretionary ETF	4.7%
iShares Short Treasury Bond ETF	3.5%
Fidelity High Dividend ETF	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
First Trust NASDAQ Technology Dividend Index Fund	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000129685
Shareholder Report [Line Items]
Fund Name		Quantified Alternative Investment Fund
Trading Symbol		QALTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Alternative Investment Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.36%Footnote Reference*

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by -2.48% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Alternative Investment Fund dynamically manages a ranked portfolio of alternative investments with the diversification and liquidity traditionally available only to hedge funds.

Techniques

The Fund rose 0.42% for the third quarter, underperforming the S&P 500’s 5.89% gain. The Fund's cash position was 15.63% at the beginning of July, 14.98% in August, and 31.18% in September. The Fund's NASDAQ futures hedging exposure and actively traded long-term government-bond futures negatively impacted performance during the quarter.

The Fund fell -2.89% for the fourth quarter of 2024, while the S&P 500 gained 2.41%. The Fund's cash position increased from 7.16% at the beginning of October to 7.99% at the beginning of November and 10.33% at the start of December. Both the Fund's NASDAQ futures hedging exposure and its actively traded long-term government-bond futures positively contributed to its performance for the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Alternative Investment Fund	-2.48%	4.46%	2.10%	1.98%
S&P 500® Index	8.44%	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 19,900,337	$ 19,900,337	$ 19,900,337
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount		$ 104,904
InvestmentCompanyPortfolioTurnover		331.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,900,337 Number of Portfolio Holdings43 Advisory Fee $104,904 Portfolio Turnover331%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.3%
Open End Funds	29.6%
Exchange-Traded Funds	57.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Global Financials ETF	7.1%
AQR Equity Market Neutral Fund	6.1%
AQR Alternative Risk Premia Fund	5.1%
First American Government Obligations Fund, Class Z	4.9%
Fidelity Government Portfolio, Class I	4.9%
iShares Global Consumer Discretionary ETF	4.7%
iShares Short Treasury Bond ETF	3.5%
Fidelity High Dividend ETF	3.5%
Mount Vernon Liquid Assets Portfolio, LLC	3.5%
First Trust NASDAQ Technology Dividend Index Fund	3.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000213660
Shareholder Report [Line Items]
Fund Name		Quantified Common Ground Fund
Trading Symbol		QCGDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Common Ground Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.62%Footnote Reference*

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 1.12% for the six months ending December 31, 2024. The S&P Composite 1500 Total Return Index, the Fund’s benchmark, rose 8.40% during the same period.

Strategy

The Quantified Common Ground Fund invests in securities of issuers that can be considered compliant with both BRI (Biblically Responsible Investing) and ESG (Environmental, Social and Governance) standards and is actively managed.

Techniques

In seeking the best opportunities in the market environment, the Fund favored Industrials in July and August, shifting to Financials in September. Its cash position decreased from 15.2% in July to 11.8% in August and 2.5% in September.  The Fund continued to seek  the best opportunities in the evolving market, favoring Financials from October through November and Consumer Staples in December. The Fund's cash position shifted from 2.99% in October to 6.4% in November to 3.96% in December.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Common Ground Fund	S&P Composite 1500® Index
Dec-2019	$10,000	$10,000
Dec-2019	$10,010	$9,977
Dec-2020	$11,478	$11,765
Dec-2021	$15,169	$15,112
Dec-2022	$13,315	$12,425
Dec-2023	$15,277	$15,589
Dec-2024	$16,784	$19,323

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (December 27, 2019)
Quantified Common Ground Fund	1.12%	9.86%	10.89%	10.89%
S&P Composite 1500® Index	8.40%	23.95%	14.13%	14.05%

Performance Inception Date			Dec. 27, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 148,968,497	$ 148,968,497	$ 148,968,497
Holdings Count | Holding	56	56	56
Advisory Fees Paid, Amount		$ 822,198
InvestmentCompanyPortfolioTurnover		371.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$148,968,497
Number of Portfolio Holdings	56
Advisory Fee	$822,198
Portfolio Turnover	371%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	74.7%
Money Market Funds	25.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	25.5%
BellRing Brands, Inc.	7.1%
Pilgrim's Pride Corporation	5.5%
Fresh Del Monte Produce, Inc.	5.1%
Acadia Realty Trust	4.4%
Sprouts Farmers Market, Inc.	4.2%
Entergy Corporation	4.1%
MDU Resources Group, Inc.	3.8%
Tanger, Inc.	3.7%
NRG Energy, Inc.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000253435
Shareholder Report [Line Items]
Fund Name	Quantified Eckhardt Managed Futures Strategy Fund
Trading Symbol	QETCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Quantified Eckhardt Managed Futures Strategy Fund for the period of October 16, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number	(855) 647-8268
Additional Information Website	www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32Footnote Reference*	1.59%Footnote Reference**

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (October 16, 2024)
Quantified Eckhardt Managed Futures Strategy Fund	1.10%
S&P 500® Index	0.95%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date			Oct. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 47,387,680	$ 47,387,680	$ 47,387,680
Holdings Count | Holding	4	4	4
Advisory Fees Paid, Amount	$ 74,027
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,387,680
Number of Portfolio Holdings	4
Advisory Fee	$74,027
Portfolio Turnover	79%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	56.8%
Private Investment Funds	43.2%

C000213662
Shareholder Report [Line Items]
Fund Name		Quantified Evolution Plus Fund
Trading Symbol		QEVOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Evolution Plus Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.67%Footnote Reference*

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		1.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 5.32% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, rose 8.44% for the same period.

Strategy

The Quantified Evolution Plus Fund utilizes a strategy that seeks strong absolute risk-adjusted returns on a wide variety of asset classes and is actively managed.

Techniques

The Fund gained 8.35% for the third quarter, outperforming its benchmark, the S&P 500, which rose by 5.89%. Over the quarter, the Fund allocated to the S&P 500, the NASDAQ 100, long-term Treasurys, real estate, gold, European equities, and emerging market equities. Among these, the largest average allocation was to gold, and the smallest average allocation was to long-term Treasurys.

The Fund declined by 2.79% for the fourth quarter, underperforming its benchmark, the S&P 500, which rose 2.41%. Over the quarter, the Fund allocated to the S&P 500, the NASDAQ 100, real estate, and gold. Gold received the largest average allocation, while the NASDAQ 100 had the smallest.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Evolution Plus Fund	S&P 500® Index
Sep-2019	$10,000	$10,000
Dec-2019	$9,804	$10,907
Dec-2020	$9,624	$12,914
Dec-2021	$11,020	$16,621
Dec-2022	$8,373	$13,611
Dec-2023	$8,457	$17,188
Dec-2024	$9,702	$21,489

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (September 30, 2019)
Quantified Evolution Plus Fund	5.32%	14.71%	-0.21%	-0.57%
S&P 500® Index	8.44%	25.02%	14.53%	15.68%

Performance Inception Date			Sep. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 11,461,294	$ 11,461,294	$ 11,461,294
Holdings Count | Holding	11	11	11
Advisory Fees Paid, Amount		$ 141,661
InvestmentCompanyPortfolioTurnover		642.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,461,294
Number of Portfolio Holdings	11
Advisory Fee	$141,661
Portfolio Turnover	642%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	3.9%
Certificate Of Deposit	9.9%
Money Market Funds	86.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	31.4%
First American Government Obligations Fund Class Z, 4.337%,	31.4%
First American Government Obligations Fund, 4.377%,	13.3%
Valley Strong Credit Union, 5.100%, 02/10/25	8.7%
Invesco QQQ Trust Series 1	2.9%
SPDR S&P 500 ETF Trust	0.5%
iShares U.S. Real Estate ETF	0.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000245743
Shareholder Report [Line Items]
Fund Name		Quantified Global Fund
Trading Symbol		QGBLX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Global Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.61%Footnote Reference*

* Annualized

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 2.82% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, was up 5.56% for the same period.

Strategy

The Fund provides non-U.S. exposure (at least 40% under normal circumstances) using a dynamic tactical strategy.

Techniques

The Fund gained 4.92% for the third quarter, underperforming its benchmark, the ACWI, which gained 6.36%. In actively seeking the best opportunities in the market environment, the Fund favored Financials in July, Energy in August, and Consumer Staples in September. Its cash position increased from 2.5% in July to 2.99% in August and 6.4% in September. The Fund’s U.S. equities exposure was 49.73% in July, 39% in August, and 32.18% in September.

The Fund declined by 2% in the fourth quarter, underperforming its benchmark, the ACWI, which lost 0.85%. The Fund actively sought the best opportunities in the evolving market, favoring Consumer Staples in October, Materials in November, and Health Care in December. The Fund's cash allocation moved from 5.17% in October to 6.4% in November to 2.6% in December. The Fund's exposure to U.S. equities was 48.65% in October, 48.83% in November, and 53.17% in December.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Global Fund	MSCI ACWI Net
Nov-2023	$10,000	$10,000
Dec-2023	$10,240	$10,516
Dec-2024	$11,084	$12,356

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (November 29, 2023)
Quantified Global Fund	2.82%	8.24%	9.93%
MSCI ACWI Net	5.56%	17.49%	21.47%

Performance Inception Date			Nov. 29, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 3,035,820	$ 3,035,820	$ 3,035,820
Holdings Count | Holding	44	44	44
Advisory Fees Paid, Amount		$ 121,063
InvestmentCompanyPortfolioTurnover		629.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$3,035,820
Number of Portfolio Holdings	44
Advisory Fee	$121,063
Portfolio Turnover	629%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	48.2%
Exchange-Traded Funds	51.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	42.6%
Invesco QQQ Trust Series 1	7.9%
Novartis A.G.	4.2%
Shell PLC	3.3%
Argenx S.E.	2.4%
Tremor International Ltd.	2.3%
Telecom Argentina S.A.	2.3%
Taiwan Semiconductor Manufacturing Company Ltd.	2.0%
DouYu International Holdings Ltd.	1.7%
Belite Bio, Inc.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000226634
Shareholder Report [Line Items]
Fund Name		Quantified Government Income Tactical Fund
Trading Symbol		QGITX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Government Income Tactical Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.61%Footnote Reference*

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund returned 1.32% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, rose 1.98%.

Strategy

The Quantified Government Income Tactical Fund is designed for investors seeking aggressive growth using U.S. government bond vehicles for trading.

Techniques

The Fund gained 0.86% for the third quarter, underperforming its benchmark, long-term Treasurys, which were up 7.95%. Within the Fund, 20% of the sub-strategies used beat the Fund’s benchmark, and 80% had a positive performance. The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month. It primarily used long-term Treasurys for exposure to bond markets during the quarter.

The Fund gained 0.45% for the fourth quarter, outperforming its benchmark, long-term Treasurys, which fell 9.41%. Within the Fund, 80% of the sub-strategies outperformed the benchmark, and 40% delivered positive performance. The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly held short positions early on. The Fund's long bias was represented by a partial exposure that ranged from a maximum long position of 85% to a minimum long exposure of 3.9%.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Government Income Tactical Fund	Bloomberg U.S. Aggregate Bond Index
Apr-2021	$10,000	$10,000
Dec-2021	$10,695	$10,083
Dec-2022	$8,396	$8,771
Dec-2023	$7,445	$9,256
Dec-2024	$7,543	$9,372

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (April 15, 2021)
Quantified Government Income Tactical Fund	1.32%	1.32%	-7.31%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-1.73%

Performance Inception Date			Apr. 15, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 24,217,545	$ 24,217,545	$ 24,217,545
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 150,503
InvestmentCompanyPortfolioTurnover		120.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$24,217,545
Number of Portfolio Holdings	5
Advisory Fee	$150,503
Portfolio Turnover	120%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.5%
Certificate Of Deposit	4.3%
Money Market Funds	95.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	46.1%
First American Government Obligations Fund Class Z, 4.337%,	46.1%
Valley Strong Credit Union, 5.100%, 02/10/25	4.1%
iShares 20+ Year Treasury Bond ETF	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000159195
Shareholder Report [Line Items]
Fund Name		Quantified Managed Income Fund
Trading Symbol		QBDAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$98	1.94%Footnote Reference*

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.13% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund gained 3.16% for the third quarter. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the best-performing component, outperforming the Fund’s benchmark. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund's high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund's benchmark during the third quarter.

The Fund lost -1.97% for the fourth quarter, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best-performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund's benchmark for the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2016	$10,000	$10,000
Dec-2016	$10,361	$10,021
Dec-2017	$10,813	$10,376
Dec-2018	$10,407	$10,377
Dec-2019	$11,415	$11,282
Dec-2020	$10,292	$12,129
Dec-2021	$10,165	$11,942
Dec-2022	$9,690	$10,388
Dec-2023	$9,846	$10,962
Dec-2024	$9,873	$11,099

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Managed Income Fund	1.13%	0.28%	-2.86%	-0.15%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.19%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 129,962,035	$ 129,962,035	$ 129,962,035
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount		$ 496,116
InvestmentCompanyPortfolioTurnover		500.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,962,035
Number of Portfolio Holdings	48
Advisory Fee	$496,116
Portfolio Turnover	500%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.3%
Common Stocks	8.3%
Money Market Funds	28.0%
Exchange-Traded Funds	63.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
iShares 1-3 Year Treasury Bond ETF	14.0%
SPDR Bloomberg High Yield Bond ETF	8.8%
First American Government Obligations Fund Class Z - Class Z	7.7%
Fidelity Government Portfolio - Class I	7.7%
Alerian MLP ETF	6.8%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.7%
WisdomTree US LargeCap Dividend Fund	6.7%
SPDR Bloomberg Convertible Securities ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	6.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000129682
Shareholder Report [Line Items]
Fund Name		Quantified Managed Income Fund
Trading Symbol		QBDSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Managed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$69	1.35%Footnote Reference*

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		1.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned a positive return of 1.65% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98% for the same period.

Strategy

The Quantified Managed Income Fund selects income investments from a universe of bond, equity, REIT and MLP investments to create an optimized risk adjusted return portfolio that is actively managed.

Techniques

The Fund gained 3.47% for the third quarter. Its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, gained 5.19%. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the best-performing component, outperforming the Fund’s benchmark. The Fund’s rotational ETF sleeve, using average cash exposure to manage risk, was up this quarter but underperformed the Fund’s benchmark. The Fund's high-yield bond trading sleeve and actively traded long-term government-bond futures overlay both underperformed the Fund's benchmark during the third quarter.

The Fund lost -1.76% for the fourth quarter, outperforming its benchmark, the Bloomberg U.S. Aggregate Bond Market Index, which lost -3.06%. The Fund’s actively traded long-term government-bond futures overlay was the best-performing component, outperforming the Fund’s benchmark. The Fund’s strategic high-yield bond trading sleeve and its rotational component, which used average cash exposure to manage risk, outperformed the Fund’s benchmark. The Fund’s dividend-paying stock sleeve, which remained primarily market-neutral to reduce volatility, was the only component to underperform the Fund's benchmark for the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Managed Income Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,660	$10,055
Dec-2016	$10,240	$10,321
Dec-2017	$10,757	$10,687
Dec-2018	$10,417	$10,688
Dec-2019	$11,509	$11,620
Dec-2020	$10,449	$12,492
Dec-2021	$10,379	$12,299
Dec-2022	$9,955	$10,699
Dec-2023	$10,179	$11,291
Dec-2024	$10,283	$11,432

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Managed Income Fund	1.65%	1.03%	-2.23%	0.28%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 129,962,035	$ 129,962,035	$ 129,962,035
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount		$ 496,116
InvestmentCompanyPortfolioTurnover		500.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,962,035
Number of Portfolio Holdings	48
Advisory Fee	$496,116
Portfolio Turnover	500%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Reit	0.3%
Common Stocks	8.3%
Money Market Funds	28.0%
Exchange-Traded Funds	63.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
iShares 1-3 Year Treasury Bond ETF	14.0%
SPDR Bloomberg High Yield Bond ETF	8.8%
First American Government Obligations Fund Class Z - Class Z	7.7%
Fidelity Government Portfolio - Class I	7.7%
Alerian MLP ETF	6.8%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	6.7%
WisdomTree US LargeCap Dividend Fund	6.7%
SPDR Bloomberg Convertible Securities ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	6.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000159197
Shareholder Report [Line Items]
Fund Name		Quantified Market Leaders Fund
Trading Symbol		QMLAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$98	1.94%Footnote Reference*

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		1.94%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 0.36% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 5.56%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 5.30% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined 3.45% in the third quarter, underperforming its benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%), with a market exposure of 156%. In mid-July, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the quarter’s end.

In the fourth quarter the Fund rose 4.22%, outperforming its benchmark, the MSCI ACWI, which lost 0.99%. Throughout the quarter, the Fund was weighted heavily to small-cap and mid-cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	Morningstar Aggressive Target Risk Index	MSCI ACWI Net
Mar-2016	$10,000	$10,000	$10,000
Dec-2016	$11,717	$11,043	$10,802
Dec-2017	$13,607	$13,467	$13,391
Dec-2018	$11,694	$12,367	$12,130
Dec-2019	$14,678	$15,571	$15,356
Dec-2020	$20,153	$17,635	$17,852
Dec-2021	$22,683	$20,686	$21,162
Dec-2022	$17,225	$17,391	$17,276
Dec-2023	$19,715	$20,574	$21,111
Dec-2024	$21,757	$23,146	$24,804

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (March 18, 2016)
Quantified Market Leaders Fund	0.36%	10.36%	8.19%	9.25%
MSCI ACWI Net	5.56%	17.49%	10.06%	10.89%
Morningstar Aggressive Target Risk Index	5.30%	12.50%	8.25%	10.02%

Performance Inception Date			Mar. 18, 2016
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 143,094,156	$ 143,094,156	$ 143,094,156
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 608,010
InvestmentCompanyPortfolioTurnover		558.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,094,156
Number of Portfolio Holdings	12
Advisory Fee	$608,010
Portfolio Turnover	558%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	18.8%
Exchange-Traded Funds	81.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	40.1%
Vanguard Financials ETF	20.3%
Technology Select Sector SPDR Fund	19.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
First American Government Obligations Fund, Class Z	5.3%
Fidelity Government Portfolio, Class I	5.3%
iShares Russell 1000 Growth ETF	4.0%
iShares Russell 2000 Growth ETF	3.7%
iShares Russell 2000 Value ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000129684
Shareholder Report [Line Items]
Fund Name		Quantified Market Leaders Fund
Trading Symbol		QMLFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Market Leaders Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$68	1.34%Footnote Reference*

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 0.62% for the six months ending December 31, 2024. The MSCI ACWI (All Country World Index), the Fund’s benchmark, rose 5.56%, while the Morningstar Aggressive Target Risk Index, the Fund’s secondary benchmark was up 5.30% for the same period.

Strategy

The Fund pursues an active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund declined 3.45% in the third quarter, underperforming its benchmark, the MSCI ACWI, which rose by 6.61%. At the start of the quarter, the Fund was heavily weighted in the Technology sector (26%) and Large-Cap Growth (20%), with a market exposure of 156%. In mid-July, the market fell 9.5%, leading to a 15.3% decline for the Fund. Despite reducing market exposure, the Fund’s prominent positions in Technology and Large-Cap Growth resulted in a more significant loss. However, leadership changed, and the Fund adapted by shifting into Financials and Small-Cap and Mid-Cap stocks, gaining 6.45% between the July sell-off and the quarter’s end.

In the fourth quarter the Fund rose 4.22%, outperforming its benchmark, the MSCI ACWI, which lost 0.99%. Throughout the quarter, the Fund was weighted heavily to small-cap and mid-cap stocks, 33.6% unleveraged, and 26% unleveraged in the S&P 500 Index. In the first two months of the quarter, the Fund participated fully in the election rally, gaining 11.46%. However, an unusually volatile December, which ended with markets closing at monthly lows, erased 6.36% of the overall gains. The Fund maintained a market exposure of 156% for all but the last week of the quarter.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Market Leaders Fund	Morningstar Aggressive Target Risk Index	MSCI ACWI Net
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,365	$9,733	$9,763
Dec-2016	$11,050	$10,837	$10,531
Dec-2017	$12,910	$13,215	$13,056
Dec-2018	$11,171	$12,136	$11,826
Dec-2019	$14,084	$15,280	$14,972
Dec-2020	$19,427	$17,306	$17,406
Dec-2021	$22,010	$20,300	$20,633
Dec-2022	$16,818	$17,066	$16,843
Dec-2023	$19,344	$20,190	$20,583
Dec-2024	$21,481	$22,715	$24,183

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Quantified Market Leaders Fund	0.62%	11.05%	8.81%	7.95%
MSCI ACWI Net	5.56%	17.49%	10.06%	9.23%
Morningstar Aggressive Target Risk Index	5.30%	12.50%	8.25%	8.55%

No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 143,094,156	$ 143,094,156	$ 143,094,156
Holdings Count | Holding	12	12	12
Advisory Fees Paid, Amount		$ 608,010
InvestmentCompanyPortfolioTurnover		558.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$143,094,156
Number of Portfolio Holdings	12
Advisory Fee	$608,010
Portfolio Turnover	558%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	18.8%
Exchange-Traded Funds	81.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	40.1%
Vanguard Financials ETF	20.3%
Technology Select Sector SPDR Fund	19.9%
Mount Vernon Liquid Assets Portfolio, LLC	10.2%
First American Government Obligations Fund, Class Z	5.3%
Fidelity Government Portfolio, Class I	5.3%
iShares Russell 1000 Growth ETF	4.0%
iShares Russell 2000 Growth ETF	3.7%
iShares Russell 2000 Value ETF	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000213664
Shareholder Report [Line Items]
Fund Name		Quantified Pattern Recognition Fund
Trading Symbol		QSPMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Pattern Recognition Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$83	1.60%Footnote Reference*

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 6.86% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period. The Fund’s secondary benchmark, a blended index of 50% of the S&P Index and 50% of the Bloomberg Aggregate Bond Index was up 5.19% for the 6  months.

Strategy

The Quantified Pattern Recognition Fund seeks out daily patterns in the stock market that have been found to be determinative of probable future price direction.

Techniques

The Fund gained 5.01% for the third quarter, slightly underperforming its benchmark, the S&P 500, which gained 5.89%. The Fund identified that the market was trending at the start of the quarter and maintained 160% exposure through mid-July. When the market started to pull back in July, the Fund reduced its exposure and was in cash by August 2. It began returning to the market shortly after but returned to cash midway through August. The Fund then sought mean-reversion trades for the rest of the quarter and ended September with short positions. The Fund rose 1.76% for the quarter, underperforming its benchmark, the S&P 500, which gained 2.41%. The Fund started the quarter primarily seeking mean-reversion patterns, starting with a long position of 110%. By the end of October, it had shifted to a maximum short exposure of 130%. From the end of November through the close of the quarter, the Fund returned to a long bias.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Pattern Recognition Fund	50/50 S&P 500/Bloomberg Aggregate Bond	S&P 500 Index
Aug-2019	$10,000	$10,000	$10,000
Dec-2019	$11,150	$10,526	$11,111
Dec-2020	$11,111	$11,964	$13,155
Dec-2021	$14,875	$13,496	$16,932
Dec-2022	$12,124	$11,436	$13,865
Dec-2023	$13,803	$13,218	$17,510
Dec-2024	$16,393	$14,890	$21,891

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (August 30, 2019)
Quantified Pattern Recognition Fund	6.86%	18.76%	8.01%	9.70%
S&P 500 Index	8.44%	25.02%	14.53%	15.81%
50/50 S&P 500/Bloomberg Aggregate Bond	5.19%	12.65%	7.18%	7.76%

Performance Inception Date			Aug. 30, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 44,180,523	$ 44,180,523	$ 44,180,523
Holdings Count | Holding	5	5	5
Advisory Fees Paid, Amount		$ 190,644
InvestmentCompanyPortfolioTurnover		282.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,180,523
Number of Portfolio Holdings	5
Advisory Fee	$190,644
Portfolio Turnover	282%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	0.7%
Certificate Of Deposit	2.6%
Money Market Funds	96.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 4.337%,	42.2%
Fidelity Government Portfolio Class I, 4.330%,	42.2%
Valley Strong Credit Union, 5.100%, 02/10/25	2.3%
SPDR S&P 500 ETF Trust	0.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000226637
Shareholder Report [Line Items]
Fund Name		Quantified Rising Dividend Tactical Fund
Trading Symbol		QRDTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Rising Dividend Tactical Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$86	1.64%Footnote Reference*

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		1.64%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 7.33% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period.

Strategy

The Quantified Rising Dividend Tactical Fund strives to build a portfolio of domestic and international ETFs that hold strong companies with rising dividends which is actively managed.

Techniques

The Fund rose 11.39% in the third quarter, outperforming its benchmark, the S&P 500, which gained 5.89%. Despite having 140% market exposure, the Fund declined just 7.4% during the 8.5% sell-off in the S&P 500 in July. Four of the five Fund holdings outperformed the S&P 500 for the quarter. The most significant fund position was the Equally Weighted S&P 500, which rose 9.5%.

The Fund declined 3.64% in the fourth quarter, underperforming its benchmark, the S&P 500, which gained 2.41%. The Fund maintained 140% market exposure, with its largest position (60%) in the Equally Weighted S&P 500, which lost 1.85%. The underperformance of the Equally Weighted S&P 500 compared to the capitalization-weighted S&P 500 is rare. Over the 10 years from December 31, 2012, to December 31, 2022, the Equally Weighted S&P 500 had an annualized return of 12.09%, slightly below the 12.47% annualized return of the S&P 500. However, over the past two years, the disparity widened significantly, with annualized returns of 13.30% for the Equally Weighted S&P 500 versus 25.65% for the capitalization-weighted S&P 500.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Rising Dividend Tactical Fund	S&P 500® Index
Apr-2021	$10,000	$10,000
Dec-2021	$11,114	$11,669
Dec-2022	$7,571	$9,556
Dec-2023	$8,565	$12,068
Dec-2024	$9,883	$15,087

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (April 14, 2021)
Quantified Rising Dividend Tactical Fund	7.33%	15.39%	-0.32%
S&P 500® Index	8.44%	25.02%	11.71%

Performance Inception Date			Apr. 14, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 32,061,626	$ 32,061,626	$ 32,061,626
Holdings Count | Holding	48	48	48
Advisory Fees Paid, Amount		$ 182,787
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$32,061,626
Number of Portfolio Holdings	48
Advisory Fee	$182,787
Portfolio Turnover	78%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	16.1%
Exchange-Traded Funds	83.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Dividend Appreciation ETF	21.1%
Vanguard International Dividend Appreciation ETF	17.0%
Invesco S&P 500 Low Volatility ETF	17.0%
Invesco S&P 500 Equal Weight ETF	17.0%
Invesco QQQ Trust Series 1	12.4%
First American Government Obligations Fund, Class Z	8.2%
Fidelity Government Portfolio, Class I	8.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161884
Shareholder Report [Line Items]
Fund Name		Quantified STF Fund
Trading Symbol		QSTAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$112	2.19%Footnote Reference*

Expenses Paid, Amount		$ 112
Expense Ratio, Percent		2.19%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 2.35% for the six months ending December 31, 2024. The NASDAQ 100 Total Return Index earned 7.16% for the same period.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter at 2.0X but adjusted as markets declined and volatility increased. It reduced to 1.6X on July 17, then to 0.8X on July 25, and further to 0X on August 5. The Fund signal increased to 1.6X on August 6, fell back to 0.8X on August 12, returned to 1.6X on August 13, and increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. The signal changed to 1.6X on September 3 and then to 0X on September 5. The Fund signal moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1X and ended at 0X. Once the post-election rally got underway, the Fund's signal ranged from 0X to 2X, with adjustments coming from its volatility overlay. The Fund was 2X through the last week of November and shifted between 2X and 1X during the first week in December. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,810	$10,216
Dec-2016	$8,358	$10,960
Dec-2017	$14,027	$14,575
Dec-2018	$12,977	$14,581
Dec-2019	$15,011	$20,334
Dec-2020	$26,475	$30,272
Dec-2021	$33,938	$38,599
Dec-2022	$18,167	$26,099
Dec-2023	$29,213	$40,488
Dec-2024	$37,746	$50,968

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	2.35%	29.21%	20.25%	15.66%
Nasdaq-100® Index	7.16%	25.88%	20.18%	19.52%

Performance Inception Date			Nov. 13, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 204,861,519	$ 204,861,519	$ 204,861,519
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount		$ 1,026,864
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$204,861,519
Number of Portfolio Holdings	10
Advisory Fee	$1,026,864
Portfolio Turnover	89%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	3.4%
Private Investment Funds	10.0%
Money Market Funds	86.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	43.0%
First American Government Obligations Fund Class Z, 4.337%,	43.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	9.9%
Bellco Credit Union, 5.150%, 02/24/25	0.5%
Valley Strong Credit Union, 5.100%, 02/10/25	0.5%
Burke & Herbert Bank & Trust Company, 4.600%, 02/06/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000161885
Shareholder Report [Line Items]
Fund Name		Quantified STF Fund
Trading Symbol		QSTFX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified STF Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.59%Footnote Reference*

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 2.66% for the six months ending December 31, 2024. The NASDAQ 100 Total Return Index earned 7.16% for the same period.

Strategy

The Quantified STF Fund follows easily identifiable up and down trends in the market based solely on the price action of the NASDAQ 100. It uses futures to achieve leverage and inverse positions.

Techniques

The Fund signal began the third quarter at 2.0X but adjusted as markets declined and volatility increased. It reduced to 1.6X on July 17, then to 0.8X on July 25, and further to 0X on August 5. The Fund signal increased to 1.6X on August 6, fell back to 0.8X on August 12, returned to 1.6X on August 13, and increased to 2.0X on August 16 as volatility declined while markets attempted to reestablish upward momentum following the market sell-off during July. The signal changed to 1.6X on September 3 and then to 0X on September 5. The Fund signal moved to 2.0X on September 12, following a shallow pullback in late August to early September, and remained there through the beginning of the fourth quarter as upward market momentum strengthened. As markets declined and volatility increased in the second half of October, the Fund signal reduced to 1X and ended at 0X. Once the post-election rally got underway, the Fund's signal ranged from 0X to 2X, with adjustments coming from its volatility overlay. The Fund was 2X through the last week of November and shifted between 2X and 1X during the first week in December. When volatility started to pick up in December, the Fund signal went to 0X on December 11 and stayed flat until December 26, when it rose to 1X. However, with continued volatility in late December, the signal returned to 0X on December 30, where it remained through the end of 2024.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified STF Fund	Nasdaq-100® Index
Nov-2015	$10,000	$10,000
Dec-2015	$9,811	$10,216
Dec-2016	$8,381	$10,960
Dec-2017	$14,157	$14,575
Dec-2018	$13,176	$14,581
Dec-2019	$15,339	$20,334
Dec-2020	$27,218	$30,272
Dec-2021	$35,107	$38,599
Dec-2022	$18,905	$26,099
Dec-2023	$30,598	$40,488
Dec-2024	$39,759	$50,968

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (November 13, 2015)
Quantified STF Fund	2.66%	29.94%	20.98%	16.32%
Nasdaq-100® Index	7.16%	25.88%	20.18%	19.52%

Performance Inception Date			Nov. 13, 2015
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 204,861,519	$ 204,861,519	$ 204,861,519
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount		$ 1,026,864
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$204,861,519
Number of Portfolio Holdings	10
Advisory Fee	$1,026,864
Portfolio Turnover	89%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	3.4%
Private Investment Funds	10.0%
Money Market Funds	86.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Government Portfolio Class I, 4.330%,	43.0%
First American Government Obligations Fund Class Z, 4.337%,	43.0%
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	9.9%
Bellco Credit Union, 5.150%, 02/24/25	0.5%
Valley Strong Credit Union, 5.100%, 02/10/25	0.5%
Burke & Herbert Bank & Trust Company, 4.600%, 02/06/26	0.5%
Axos Bank, 3.800%, 04/02/27	0.5%
ESSA Bank & Trust, 3.700%, 09/25/26	0.5%
Ally Bank, 3.750%, 09/27/27	0.5%
Texas Exchange Bank SSB, 3.650%, 03/26/27	0.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000213666
Shareholder Report [Line Items]
Fund Name		Quantified Tactical Fixed Income Fund
Trading Symbol		QFITX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Tactical Fixed Income Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$81	1.62%Footnote Reference*

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined -1.04% for the six months ending December 31, 2024. The Bloomberg U.S. Aggregate Bond Index, the Fund’s benchmark, was up 1.98%.

Strategy

The Quantified Tactical Fixed Income Fund’s strategy is to combine numerous computerized strategies to create a multi-strategy, dynamically risk managed methodology for trading government and high yield bond market indexes represented in the ETF and futures markets.

Techniques

The Fund rose 0.67% for the third quarter, underperforming the Bloomberg U.S. Aggregate Bond Market Index’s 5.19% gain and long-term Treasurys’ 7.95% gain. Within the Fund, 42% of the sub-strategies used beat the Bloomberg Index for the quarter, and 85% had positive returns. The Fund maintained a long bias toward long-term Treasurys but took short positions at the start of each month. It also maintained a 26% exposure to high-yield bonds throughout the quarter.

In the fourth quarter, the Fund declined by 1.69%, still outperforming its benchmarks, the Bloomberg U.S. Aggregate Bond Market Index, which fell 3.06%, and long-term Treasurys, which dropped 9.41%. Within the Fund, 57% of the sub-strategies outperformed the Bloomberg Index for the quarter, and 85% beat long-term Treasurys during the quarter. The Fund maintained a long bias for long-term Treasurys throughout the quarter but briefly traded to a short position early on, which proved beneficial. The Fund also maintained a small exposure to high-yield bonds, ranging from 11% to 25%, during the period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Fixed Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2019	$10,000	$10,000
Dec-2019	$10,132	$10,148
Dec-2020	$11,182	$10,910
Dec-2021	$10,848	$10,742
Dec-2022	$8,355	$9,344
Dec-2023	$7,808	$9,861
Dec-2024	$7,727	$9,984

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (September 13, 2019)
Quantified Tactical Fixed Income Fund	-1.04%	-1.04%	-5.27%	-4.75%
Bloomberg U.S. Aggregate Bond Index	1.98%	1.25%	-0.33%	-0.03%

Performance Inception Date			Sep. 13, 2019
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 33,045,246	$ 33,045,246	$ 33,045,246
Holdings Count | Holding	38	38	38
Advisory Fees Paid, Amount		$ 244,024
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,045,246
Number of Portfolio Holdings	38
Advisory Fee	$244,024
Portfolio Turnover	51%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Certificate Of Deposit	6.5%
Exchange-Traded Funds	0.1%
Money Market Funds	93.4%

Exposure Basis Explanation [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 4.337%,	43.4%
Fidelity Government Portfolio Class I, 4.330%,	43.4%
Bellco Credit Union, 5.150%, 02/24/25	3.0%
Valley Strong Credit Union, 5.100%, 02/10/25	3.0%
iShares 20+ Year Treasury Bond ETF	0.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.
C000225736
Shareholder Report [Line Items]
Fund Name		Quantified Tactical Sectors Fund
Trading Symbol		QTSSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about the Quantified Tactical Sectors Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.quantifiedfunds.com/fund-documents. You can also request this information by contacting us at (855) 647-8268.
Additional Information Phone Number		(855) 647-8268
Additional Information Website		www.quantifiedfunds.com/fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$82	1.60%Footnote Reference*

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		1.60%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund earned 2.59% for the six months ending December 31, 2024. The S&P 500 Index, the Fund’s primary benchmark, returned 8.44% for the same period.

Strategy

The Quantified Tactical Sectors Fund is an aggressive active asset allocation strategy designed to overweight portfolio investments into the top-performing asset classes while eliminating exposure to under-performing assets.

Techniques

The Fund lost 2.44% in the third quarter of 2024, underperforming its benchmark, the S&P 500, which rose by 5.89%. It started with a 50% allocation in Technology and 50% in the S&P 500 Index, initially generating a substantial gain of 6.31%, compared to the S&P 500’s 3.79% gain. However, the sharp sell-off in July erased the gain and more, with the Fund declining over 13%. It managed to recover about half of that loss by the end of the quarter.

The Fund  gained 5.15% in the fourth quarter, outperforming its benchmark, the S&P 500, which rose by 2.41%. For most of the quarter, the Fund allocated 25% to Technology, 25% to Financial Services, and the remainder to the S&P 500 Index, maintaining a market exposure of 156%. The Fund rallied 10.60% from October through November, compared to a 5.02% gain for the S&P 500 Index during the same period. However, the Fund fell 4.93% in December.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Quantified Tactical Sectors Fund	S&P 500® Index
Mar-2021	$10,000	$10,000
Dec-2021	$8,341	$12,793
Dec-2022	$6,043	$10,476
Dec-2023	$6,874	$13,230
Dec-2024	$7,840	$16,540

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (March 4, 2021)
Quantified Tactical Sectors Fund	2.59%	14.06%	-6.16%
S&P 500® Index	8.44%	25.02%	14.05%

Performance Inception Date			Mar. 04, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Dec. 31, 2024
AssetsNet	$ 109,131,431	$ 109,131,431	$ 109,131,431
Holdings Count | Holding	16	16	16
Advisory Fees Paid, Amount		$ 393,170
InvestmentCompanyPortfolioTurnover		266.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,131,431
Number of Portfolio Holdings	16
Advisory Fee	$393,170
Portfolio Turnover	266%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	13.6%
Exchange-Traded Funds	86.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	44.2%
Vanguard Financials ETF	21.7%
Technology Select Sector SPDR Fund	20.9%
Fidelity Government Portfolio, Class I	5.7%
First American Government Obligations Fund, Class Z	5.6%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.